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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
  SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [  ]

Rex Capital Advisors, LLC
------------------------------------------------------------------------------
Name of Institutional Investment Manager

50 Park Row West, Suite 113    Providence RI         02903
---------------------------------------------------------------
Business Address    (Street)   (City)     (State)    (Zip)

(401) 383-5370
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2007.

                                                  /s/ Rex Capital Advisors, LLC
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                 13F File No.:       Name:                 13F File No.:
-----                 -------------       --------------        -------------
1.                                        6.
--------------        ------              --------------        ------
2.                                        7.
--------------        ------              --------------        ------
3.                                        8.
--------------        ------              --------------        ------
4.                                        9.
--------------        ------              --------------        ------
5.                                        10.
--------------        ------              --------------        ------

* Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31, 2006                                FORM 13F               SEC FILE REX CAPITAL ADVISORS, LLC

                                                                              ITEM 6:
                                                                            INVESTMENT                ITEM 8:
                                                                   ITEM 5:  DISCRETION            VOTING AUTHORITY
                                             ITEM 3:    ITEM 4:   SHARES OR -----------          ------------------
ITEM 1:                      ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------          ------------------- --------- ----------- --------- --- --- --- -------- ---- ------ ------
 BANK OF AMERICA CORP   COMMON STOCK        060505104   1496000     28020       XX                            28020
 BRISTOL MYERS
   SQUIBB CO            COMMON STOCK        110122108    376000     14278       XX                            14278
 CHEVRON CORP           COMMON STOCK        166764100    427000      5812       XX                             5812
 COCA COLA CO           COMMON STOCK        191216100    414000      8578       XX                             8578
 CONSTELLATION
   ENERGY GP            COMMON STOCK         20371100    471000      6845       XX                             6845
 DOVER CORP             COMMON STOCK        260003108    447000      9116       XX                             9116
 ENERGY TRANSFER
   EQUITY               COMMON STOCK        29273V100    265000      8432       XX                             8432
 LP UT LTD PIN
 EXXON MOBIL CORP       COMMON STOCK        30231G102    451000      5890       XX                             5890
 FRANKLIN RESOURCES
   INC                  COMMON STOCK        354613101    913000      8286       XX                             8286
 GENERAL ELECTRIC CO    COMMON STOCK        369604103    396000     10653       XX                            10653
 GENERAL MLS INC        COMMON STOCK        370334104    394000      6834       XX                             6834
 ISHARES INC            MSCI JAPAN INDEX FD 464286848   2625000    184719       XX                           184719
 ISHARES INC            MSCI EMERGING MKT   464287234   4832000     42323       XX                            42323
 ISHARES INC            S&P 500 GRW INDEX   464287309  48016000    739618       XX                           739618
 ISHARES INC            S&P 500 VALUE       464287408  21895000    284762       XX                           284762
 ISHARES INC            MSCI EAFE INDEX FD  464287465  24053000    328509       XX                           328509
 ISHARES INC            RUSSELL 1000 VALUE  464287598   1922000    232327       XX                           232327
 ISHARES INC            S&P MC 400 GRW      464287606    238000      2983       XX                             2983

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

AS OF DECEMBER 31, 2006                               FORM 13F               SEC FILE REX CAPITAL ADVISORS, LLC

                                                                             ITEM 6:
                                                                           INVESTMENT                ITEM 8:
                                                                  ITEM 5:  DISCRETION            VOTING AUTHORITY
                                            ITEM 3:    ITEM 4:   SHARES OR -----------          ------------------
ITEM 1:                      ITEM 2:         CUSIP   FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS    NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------          ------------------ --------- ----------- --------- --- --- --- -------- ---- ------ ------
 ISHARES INC            RUSSELL 1000 GRW   464287614      895000   16262       XX                            16262
 ISHARES INC            RUSSELL 2000 VALUE 464287630    11918000  148902       XX                           148902
 ISHARES INC            RUSSELL 2000 GRW   464287648     7482000   95214       XX                            95214
 ISHARES INC            TR RUSSELL 2000    464287655     3256000   41731       XX                            41731
 ISHARES INC            S&O MIDCAP VALUE   464287705      949000   11979       XX                            11979
 JOHNSON & JOHNSON      COMMON STOCK       478160104      371000    5621       XX                             5621
 KELLOGG CO             COMMON STOCK       487836108      406000    8114       XX                             8114
 LEGG MASON INC         COMMON STOCK       524901105      474000    4987       XX                             4987
 MARSH & MCLENNAN COS   COMMON STOCK       571748102      341000   11112       XX                            11112
 MCCORMICK & CO INC     COMMON STOCK       579780206     1461000   37896       XX                            37896
 MICROSOFT CORP         COMMON STOCK       594918104      562000   18832       XX                            18832
 MID-CAP S P D R        UNIT SERIES 1      59563S103     3415000   23335       XX                            23335
 PEPSICO INC            COMMON STOCK       713448108      468000    7483       XX                             7483
 S P D R TRUST          UNIT SERIES 1      78462F103     7778000   54981       XX                            54981
 SMUCKER J M CO NEW     COMMON STOCK       832696405      346000    7134       XX                             7134
 VANGUARD INDEX FUND    STOCK MKT ETF      922908769     1942000   13853       XX                            13853
 VERIZON
   COMMUNICATIONS       COMMON STOCK       92343V104     1040000   27933       XX                            27933
 WAL-MART STORES INC    COMMON STOCK       931142103      628000   13601       XX                            13601
 WILMINGTON TRUST
   CORP                 COMMON STOCK       971807102     1571000   37254       XX                            37254
 AGGREGATE TOTAL                                     154,934,000

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